Note 9 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2021	2020
Deferred tax assets:
Net operating loss carryforward	$18,449,694	$14,737,240
Research and development tax credit carryforward	1,566,293	1,189,110
Stock-based compensation expense	129,475	4,870
Accrued salaries	69,940	72,721
Total deferred tax assets	20,215,402	16,003,941
Deferred tax liabilities
Depreciation	30,945	28,274
Net deferred tax assets	20,184,457	15,975,667
Valuation allowance	(20,184,457)	(15,975,667)
Net deferred tax asset after reduction for valuation allowance	$-0-	$-0-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2021	2020
U.S. federal statutory rate applied to pretax loss	$(3,899,767)	$(621,194)
Permanent differences	-	65
Research and development credits	(377,183)	(66,574)
Change in valuation allowance, net of expired items and other adjustments	4,276,950	687,703
Reported income tax expense	$-0-	$-0-